Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	₨ 10,806	₨ 19,887	₨ 20,166
Net interest cost	3,539	5,755	4,409
Components of cost recognized in profit or loss	₨ 14,345	₨ 25,642	₨ 24,575